UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2013
                                                  ------------------

Check here if Amendment  [_] Amendment Number:
This Amendment (Check only one.):                 [_] is a restatement.
                                                  [_] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

     Name:       Contrarius Investment Management Limited
     Address:    2 Bond Street
                 St. Helier
                 Jersey JE2 3NP, Channel Islands

13F File Number: 28-13714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:       Andrew Radley
     Title:      Director
     Phone:      +44 1534 761101

     Signature, Place, and Date of Signing:

     /s/ Andrew Radley   St. Helier, Jersey, Channel Islands    May 2, 2013
     ---------------------------------------------------------------------------
     [Signature]           [City, State]                           [Date]

Report Type (Check only one.):

     [X] 13F Holdings Report, (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total: $879,653
                                        (thousands)

List of Other Included Managers:

No.  Form 13F File Number               Names

1    28-14796                           Contrarius Investment Management
                                        (Bermuda) Limited ("CIM(B)L")

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
                                                     Form 13F Information Table


                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
Apple Inc                       Com          037833100  131,121      296,212 SH     Defined    CIM(B)L     296,212
Gannett Co Inc                  Com          364730101  123,319    5,638,722 SH     Defined    CIM(B)L   5,638,722
New York Times Co/The           Com          650111107  118,840   12,126,484 SH     Defined    CIM(B)L  12,126,484
NVIDIA Corp                     Com          67066G104   78,431    6,113,119 SH     Defined    CIM(B)L   6,113,119
Google Inc                      Com          38259P508   47,820       60,212 SH     Defined    CIM(B)L      60,212
Western Digital Corp            Com          958102105   46,786      930,326 SH     Defined    CIM(B)L     930,326
Cisco Systems Inc               Com          17275R102   44,361    2,123,029 SH     Defined    CIM(B)L   2,123,029
EMC Corp/MA                     Com          268648102   38,330    1,604,440 SH     Defined    CIM(B)L   1,604,440
Tempur-Pedic International Inc  Com          88023U101   32,769      660,259 SH     Defined    CIM(B)L     660,259
Legg Mason Inc                  Com          524901105   31,172      969,567 SH     Defined    CIM(B)L     969,567
Orbitz Worldwide Inc            Com          68557K109   24,148    4,229,108 SH     Defined    CIM(B)L   4,229,108
Entercom Communications Corp    Com          293639100   21,822    2,933,123 SH     Defined    CIM(B)L   2,933,123
AllianceBernstein Holding LP    Com          01881G106   19,694      899,276 SH     Defined    CIM(B)L     899,276
McClatchy Co/The                Com          579489105   18,831    6,493,431 SH     Defined    CIM(B)L   6,493,431
Microsoft Corp                  Com          594918104   17,000      594,307 SH     Defined    CIM(B)L     594,307
Zynga Inc                       Com          98986T108   14,413    4,289,606 SH     Defined    CIM(B)L   4,289,606
Applied Materials Inc           Com          038222105   10,635      788,935 SH     Defined    CIM(B)L     788,935
Activision Blizzard Inc         Com          00507V109    9,457      649,087 SH     Defined    CIM(B)L     649,087
Seagate Technology PLC          Com          G7945M107    8,473      231,780 SH     Defined    CIM(B)L     231,780
L-3 Communications Holdings In  Com          502424104    8,157      100,805 SH     Defined    CIM(B)L     100,805
AngloGold Ashanti Ltd           ADR          035128206    6,672      283,323 SH     Defined    CIM(B)L     283,323
WellPoint Inc                   Com          94973V107    6,516       98,386 SH     Defined    CIM(B)L      98,386
Aeropostale Inc                 Com          007865108    5,768      424,142 SH     Defined    CIM(B)L     424,142
Oracle Corp                     Com          68389X105    4,347      134,448 SH     Defined    CIM(B)L     134,448
Kinross Gold Corp               Com          496902404    4,129      520,648 SH     Defined    CIM(B)L     520,648
Pozen Inc                       Com          73941U102    3,598      682,700 SH     Defined    CIM(B)L     682,700
Safeway Inc                     Com          786514208    2,290       86,921 SH     Defined    CIM(B)L      86,921
Corning Inc                     Com          219350105      754       56,552 SH     Defined    CIM(B)L      56,552

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